Financial Risk Management - Summary of Capital Management (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities	₩ 24,786,759	₩ 26,988,754
Total equity	8,072,807	8,770,544	₩ 11,319,227	₩ 14,762,501
Cash and deposits in banks	2,022,240	3,163,493
Borrowings (including bonds)	₩ 14,550,114	₩ 16,529,129
Total liabilities to equity ratio	307.00%	308.00%
Net borrowings to equity ratio	155.00%	152.00%